Basis of Presentation and Summary of Significant Accounting Policies (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Capitalized Software Costs
Unamortized capitalized software costs	$ 544	$ 496
Amortization of capitalized software costs	$ 232	$ 218	$ 196
Maximum
Cash and Cash Equivalents
Original maturities (in months)	3 months
Minimum
Investments and Financial Instruments
Percentage of voting securities required for equity method of accounting	20.00%